Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2010-1 MONTHLY SERVICER CERTIFICATE For the collection period ended 4-30-2011	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		5/18/2011

2	Payment Date		5/20/2011

3	Collection Period	3/27/2011	4/30/2011	35

4	Monthly Interest Period — Actual/360	4/20/2011	5/19/2011	30

5	Monthly Interest - 30/360			30

B.       SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	345,000,000.00	—	—	—	—
7	Class A-2 Notes	297,000,000.00	67,881,135.96	42,567,054.80	25,314,081.16	0.0852326
8	Class A-3 Notes	488,000,000.00	488,000,000.00	—	488,000,000.00	1.0000000
9	Class A-4 Notes	248,800,000.00	248,800,000.00	—	248,800,000.00	1.0000000

10	Total Securities	$1,378,800,000.00	$804,681,135.96	$42,567,054.80	$762,114,081.16

11	Overcollateralization	80,277,837.41	80,277,837.41		80,277,837.41

12	Adjusted Pool Balance	1,459,077,837.41	884,958,973.37	42,567,054.80	842,391,918.57

13	YSOC	$75,708,231.32	$40,949,232.89		$39,039,471.97

14	Net Pool Balance	$1,534,786,068.73	$925,908,206.26	$42,567,054.80	$881,431,390.54

				Per $1000	Principal& Interest	Per $1000
		Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount
15	Class A-1 Notes	0.2605%	—	—	—	—
16	Class A-2 Notes	0.6600%	37,334.62	0.1257058	42,604,389.42	143.4491226
17	Class A-3 Notes	1.3100%	532,733.33	1.0916667	532,733.33	1.0916667
18	Class A-4 Notes	2.1400%	443,693.33	1.7833333	443,693.33	1.7833333

	Total Securities		1,013,761.28		43,580,816.08

C.       COLLECTIONS AND AVAILABLE FUNDS

19	Scheduled Principal Payments Received	27,858,290.50
20	Scheduled Interest Payments Received	3,363,460.22
21	Prepayments of Principal Received	230,403.40
22	Liquidation Proceeds	15,402,776.08
23	Recoveries Received	710,891.75
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections	47,565,821.95

26	Repurchased Receivables	—
27	Reserve Account Excess Amount (Item 88)	214.62
28	Total Available Funds, prior to Servicer Advances	47,566,036.57
29	Servicer Advance (Item 71)	—

30	Total Available Funds + Servicer Advance	47,566,036.57

31	Reserve Account Draw Amount (Item 74)	—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount	47,566,036.57

D.       DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)	—
34	Servicing Fees (Item 41)	771,590.17
35	Class A Noteholder Interest (Item 50)	1,013,761.28
36	Principal Distribution Amount (Item 75)	42,567,054.80
37	Amount Paid to Reserve Account to Reach Specified Balance	—
38	Other Amounts Paid to Trustees	—
39	Certificateholders Principal Distribution Amount	—

40	Remaining Funds to Seller	3,213,630.32

	Distribution Detail:	Due	Shortfall	Paid

41	Servicing Fees	771,590.17	—	771,590.17

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	37,334.62	—	37,334.62
44	Class A-3 Interest	532,733.33	—	532,733.33
45	Class A-4 Interest	443,693.33	—	443,693.33
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	1,013,761.28	—	1,013,761.28

E.       CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance		884,958,973.37
52	Beginning Net Pool Balance	925,908,206.26
53	Receipts of Scheduled Principal	(27,858,290.50)
54	Receipts of Prepaid Principal	(230,403.40)
55	Liquidation Proceeds	(15,402,776.08)
56	Other Collections of Principal	—
57	Principal Amount of Repurchases	—
58	Principal Amount of Defaulted Receivables	(985,345.74)

59	Ending Net Pool Balance	881,431,390.54
60	Yield Supplement Overcollateralization Amount	39,039,471.97

61	Adjusted Pool Balance	842,391,918.57
62	Less: Adjusted Pool Balance — End of Collection Period		842,391,918.57

63	Calculated Principal Distribution Amount		42,567,054.80

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)		47,566,036.57
65	Less: Prior Advance Reimbursement (Item 33)		—
66	Less: Servicing Fees Paid (Item 34)		771,590.17
67	Less: Interest Paid to Noteholders (Item 35)		1,013,761.28
68	Less: Calculated Principal Distribution (Item 63)		42,567,054.80

69	Equals: Remaining Available Funds before Servicer Advance		3,213,630.32
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)		N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)		—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)		3,213,630.32
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)		—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)		—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)		42,567,054.80

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance		—
77	Less: Prior Advance Reimbursement		—
78	Plus: Additional Servicer Advances for Current Period		—

79	Ending Balance of Servicer Advance		—

F.       RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $7,295,389.19, and (b) the aggregate note balance)	7,295,389.19
81	Initial Reserve Account Balance	1,459,077.84
82	Beginning Reserve Account Balance	7,295,389.19
83	Plus: Net Investment Income for the Collection Period	214.62

84	Subtotal: Reserve Fund Available for Distribution	7,295,603.81
85	Plus: Deposit of Excess Available Funds (Item 37)	—
86	Less: Reserve Account Draw Amount (Item 74)	—

87	Subtotal Reserve Account Balance	7,295,603.81
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)	214.62

89	Equals: Ending Reserve Account Balance	7,295,389.19

90	Change in Reserve Account Balance from Immediately Preceding Payment Date	—

G. POOL STATISTICS

		Initial	Current
	Collateral Pool Balance Data:
91	Net Pool Balance	1,534,786,068.73	881,431,390.54
92	Number of Current Contracts	68,438	55,454
93	Weighted Average Loan Rate	3.94%	3.88%
94	Average Remaining Term	54.3	40.7
95	Average Original Term	60.7	62.6
96	Monthly Prepayment Rate		1.35%

			Outstanding
		Units	Principal Balance
	Net Credit Loss and Repossession Activity:
97	Aggregate Outstanding Principal Balance of Charged Off Receivables	45	985,345.74
98	Liquidation Proceeds on Related Vehicles		—
99	Recoveries Received on Receivables Previously Charged Off		710,891.75

100	Net Principal Losses for Current Collection Period	45	274,453.99

101	Beginning Net Principal Losses	642	8,631,427.63
102	Net Principal Losses for Current Collection Period	45	274,453.99

103	Cumulative Net Principal Losses	687	8,905,881.62

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,534,786,068.73)		0.58%

				Outstanding
		Percentage	Units	Principal Balance
	Delinquencies Aging Profile — End of Period:
105	Current	99.23%	55,103	874,638,268.25
106	31 - 60 Days Delinquent	0.64%	290	5,604,743.71
107	61 - 90 Days Delinquent	0.13%	61	1,188,378.58

108	Total	100.00%	55,454	881,431,390.54

	Summary of Material Modifications, Extensions or Waivers

	None in the current month

	Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

	None in the current month

	Summary of Material Breaches by the Issuer of Transaction Covenants

	None in the current month

	Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

	None in the current month